Revenue and other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	$ 1,116,863	$ 842,068
Operating lease income	113,887	90,309
Total revenue	1,230,750	932,377	[1]	$ 600,024	[1]
Other operating income	10,112	10,094	[1]	4,775	[1]
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	716,406	524,847
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	400,457	317,221
Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	113,887	90,309
Less: Equity-accounted investees
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	9,205	1,446
Operating lease income	51,246	49,461
Total revenue	60,451	50,907	[2]	49,155
Other operating income	2,372	3,332	[2]	72
Less: Equity-accounted investees | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	(594)	(7)
Less: Equity-accounted investees | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	9,799	1,453
Less: Equity-accounted investees | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	51,246	49,461
Tankers | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	1,126,068	843,514
Operating lease income	115,184	90,309
Total revenue	1,241,252	933,823	[2]	600,024
Other operating income	9,907	10,075	[2]	4,775
Tankers | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	715,812	524,840
Tankers | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	410,256	318,674
Tankers | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	115,184	90,309
FSO | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Operating lease income	49,949	49,461
Total revenue	49,949	49,461	[2]	49,155
Other operating income	2,577	3,351	[2]	$ 72
FSO | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
FSO | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
FSO | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	$ 49,949	$ 49,461

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[2]	The Group initially applied IFRS 16 at 1 January 2019, which requires the recognition of right-of-use assets and lease liabilities for lease contracts that were previously classified as operating leases. As a result, the Group recognized $87.6 million of right-of-use assets and $105.3 million of liabilities from those lease contracts. The assets and liabilities are included in the Tankers and FSO segments as at 31 December 2020 and 31 December 2019. The Group has applied IFRS 16 using the modified retrospective approach, under which comparative information is not restated (see Note 1.19).